Expense Example, No Redemption - PIMCO Global Bond Opportunities Fund US Dollar-Hedged	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	464	654	860	1,453	169	523	902	1,965